Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB STRATEGIC TRUST
Prospectus Date	rr_ProspectusDate	Oct. 07, 2016
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab U.S. Equity ETFs

Schwab U.S. Mid-Cap ETFTM

Schwab U.S. Small-Cap ETFTM

Supplement dated October 7, 2016 to the Prospectus dated December 30, 2015, as supplemented May 2, 2016, and Statement of Additional Information (SAI) dated December 30, 2015, as supplemented January 4, 2016, February 25, 2016, March 1, 2016 and May 2, 2016

Schwab International Equity ETFs

Schwab International Equity ETFTM

Schwab Emerging Markets Equity ETFTM

Supplement dated October 7, 2016 to the Prospectus dated December 30, 2015, as supplemented March 1, 2016, and SAI dated December 30, 2015, as supplemented January 4, 2016, February 25, 2016, March 1, 2016 and May 2, 2016

Schwab Fixed-Income ETFs

Schwab U.S. Aggregate Bond ETFTM

Supplement dated October 7, 2016 to the Prospectus and SAI, both dated April 29, 2016, as supplemented June 30, 2016

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs and should be read in conjunction with the Prospectuses and SAIs.

Effective October 7, 2016, the management fees of Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab International Equity ETF, Schwab Emerging Markets Equity ETF and Schwab U.S. Aggregate Bond ETF have been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab U.S. Mid-Cap ETF	0.07%	0.06%
Schwab U.S. Small-Cap ETF	0.07%	0.06%
Schwab International Equity ETF	0.08%	0.07%
Schwab Emerging Markets Equity ETF	0.14%	0.13%
Schwab U.S. Aggregate Bond ETF	0.05%	0.04%

Accordingly, the following changes to the Prospectuses and SAIs are effective October 7, 2016:

1. Schwab U.S. Mid-Cap ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 13 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.06
Other expenses	None

Total annual fund operating expenses	0.06

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$6	$19	$34	$77

2. Schwab U.S. Small-Cap ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 16 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.06
Other expenses	None

Total annual fund operating expenses	0.06

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$6	$19	$34	$77

3. Schwab International Equity ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual fund operating expenses	0.07

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$7	$23	$40	$90

4. Schwab Emerging Markets Equity ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 7 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.13
Other expenses	None

Total annual fund operating expenses	0.13

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$13	$42	$73	$166

5. Schwab U.S. Aggregate Bond ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 10 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.04
Other expenses	None

Total annual fund operating expenses	0.04

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$4	$13	$23	$51

Schwab U.S. Mid-Cap ETF™
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab U.S. Equity ETFs

Schwab U.S. Mid-Cap ETFTM

Supplement dated October 7, 2016 to the Prospectus dated December 30, 2015, as supplemented May 2, 2016, and Statement of Additional Information (SAI) dated December 30, 2015, as supplemented January 4, 2016, February 25, 2016, March 1, 2016 and May 2, 2016

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs and should be read in conjunction with the Prospectuses and SAIs.

Effective October 7, 2016, the management fees of Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab International Equity ETF, Schwab Emerging Markets Equity ETF and Schwab U.S. Aggregate Bond ETF have been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab U.S. Mid-Cap ETF	0.07%	0.06%

Accordingly, the following changes to the Prospectuses and SAIs are effective October 7, 2016:

1. Schwab U.S. Mid-Cap ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 13 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.06
Other expenses	None

Total annual fund operating expenses	0.06

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$6	$19	$34	$77

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab U.S. Mid-Cap ETF™ | Schwab U.S. Mid-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.06%
1 year	rr_ExpenseExampleYear01	$ 6
3 years	rr_ExpenseExampleYear03	19
5 years	rr_ExpenseExampleYear05	34
10 years	rr_ExpenseExampleYear10	$ 77
Schwab U.S. Small-Cap ETF™
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab U.S. Equity ETFs

Schwab U.S. Small-Cap ETFTM

Supplement dated October 7, 2016 to the Prospectus dated December 30, 2015, as supplemented May 2, 2016, and Statement of Additional Information (SAI) dated December 30, 2015, as supplemented January 4, 2016, February 25, 2016, March 1, 2016 and May 2, 2016

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs and should be read in conjunction with the Prospectuses and SAIs.

Effective October 7, 2016, the management fees of Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab International Equity ETF, Schwab Emerging Markets Equity ETF and Schwab U.S. Aggregate Bond ETF have been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab U.S. Small-Cap ETF	0.07%	0.06%

Accordingly, the following changes to the Prospectuses and SAIs are effective October 7, 2016:

2. Schwab U.S. Small-Cap ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 16 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.06
Other expenses	None

Total annual fund operating expenses	0.06

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$6	$19	$34	$77

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab U.S. Small-Cap ETF™ | Schwab U.S. Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.06%
1 year	rr_ExpenseExampleYear01	$ 6
3 years	rr_ExpenseExampleYear03	19
5 years	rr_ExpenseExampleYear05	34
10 years	rr_ExpenseExampleYear10	$ 77
Schwab International Equity ETF™
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab International Equity ETFs

Schwab International Equity ETFTM

Supplement dated October 7, 2016 to the Prospectus dated December 30, 2015, as supplemented March 1, 2016, and SAI dated December 30, 2015, as supplemented January 4, 2016, February 25, 2016, March 1, 2016 and May 2, 2016

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs and should be read in conjunction with the Prospectuses and SAIs.

Effective October 7, 2016, the management fees of Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab International Equity ETF, Schwab Emerging Markets Equity ETF and Schwab U.S. Aggregate Bond ETF have been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab International Equity ETF	0.08%	0.07%

Accordingly, the following changes to the Prospectuses and SAIs are effective October 7, 2016:

3. Schwab International Equity ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual fund operating expenses	0.07

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$7	$23	$40	$90

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab International Equity ETF™ | Schwab International Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.07%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.07%
1 year	rr_ExpenseExampleYear01	$ 7
3 years	rr_ExpenseExampleYear03	23
5 years	rr_ExpenseExampleYear05	40
10 years	rr_ExpenseExampleYear10	$ 90
Schwab Emerging Markets Equity ETF™
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab International Equity ETFs

Schwab Emerging Markets Equity ETFTM

Supplement dated October 7, 2016 to the Prospectus dated December 30, 2015, as supplemented March 1, 2016, and SAI dated December 30, 2015, as supplemented January 4, 2016, February 25, 2016, March 1, 2016 and May 2, 2016

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs and should be read in conjunction with the Prospectuses and SAIs.

Effective October 7, 2016, the management fees of Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab International Equity ETF, Schwab Emerging Markets Equity ETF and Schwab U.S. Aggregate Bond ETF have been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab Emerging Markets Equity ETF	0.14%	0.13%

Accordingly, the following changes to the Prospectuses and SAIs are effective October 7, 2016:

4. Schwab Emerging Markets Equity ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 7 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.13
Other expenses	None

Total annual fund operating expenses	0.13

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$13	$42	$73	$166

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab Emerging Markets Equity ETF™ | Schwab Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.13%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.13%
1 year	rr_ExpenseExampleYear01	$ 13
3 years	rr_ExpenseExampleYear03	42
5 years	rr_ExpenseExampleYear05	73
10 years	rr_ExpenseExampleYear10	$ 166
Schwab U.S. Aggregate Bond ETF™
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab Fixed-Income ETFs

Schwab U.S. Aggregate Bond ETFTM

Supplement dated October 7, 2016 to the Prospectus and SAI, both dated April 29, 2016, as supplemented June 30, 2016

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs and should be read in conjunction with the Prospectuses and SAIs.

Effective October 7, 2016, the management fees of Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab International Equity ETF, Schwab Emerging Markets Equity ETF and Schwab U.S. Aggregate Bond ETF have been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab U.S. Aggregate Bond ETF	0.05%	0.04%

Accordingly, the following changes to the Prospectuses and SAIs are effective October 7, 2016:

5. Schwab U.S. Aggregate Bond ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 10 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.04
Other expenses	None

Total annual fund operating expenses	0.04

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$4	$13	$23	$51

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab U.S. Aggregate Bond ETF™ | Schwab U.S. Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.04%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.04%
1 year	rr_ExpenseExampleYear01	$ 4
3 years	rr_ExpenseExampleYear03	13
5 years	rr_ExpenseExampleYear05	23
10 years	rr_ExpenseExampleYear10	$ 51